(LOSS) EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
(LOSS) EARNING PER SHARE
Schedule of basic and diluted loss per share

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Numerator:
Net (loss) earning	(2,680,259)	515,101	(761,994)	(110,480)
Net income attributable to noncontrolling interest	(29,088)	(15,003)	(13,958)	(2,024)
Net (loss) earning attributable to the Company	(2,709,347)	500,098	(775,952)	(112,504)
Plus undeclared cumulative dividend on perpetual convertible preferred shares	(22,806)	—	—	—
Deemed distribution to perpetual convertible preferred shareholders	(470,643)	—	—	—
Dividend distribution to perpetual convertible preferred shareholders	—	(5,831)	—	—
Adjusted net (loss) earning attributable to ordinary shareholders - Basic	(3,202,796)	494,267	(775,952)	(112,504)

Changes in the fair value of convertible promissory notes	—	(829,149)	—	—
Adjusted interest for convertible promissory notes	—	9,703	—	—
Adjusted net loss attributable to ordinary shareholders -Diluted	(3,202,796)	(325,179)	(775,952)	(112,504)

Denominator:
Weighted average number of shares outstanding—basic	716,888,919	865,352,554	886,817,620	886,817,620
Weighted average number of shares outstanding—diluted	716,888,919	911,591,433	886,817,620	886,817,620
(Loss) earning per share—Basic:
Net (loss) earning	(4.47)	0.57	(0.87)	(0.13)
	(4.47)	0.57	(0.87)	(0.13)
Loss per share—Diluted:
Net loss	(4.47)	(0.36)	(0.87)	(0.13)
	(4.47)	(0.36)	(0.87)	(0.13)